Operating income	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Operating income	Operating income
Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Research tax credit ("CIR")	4,476	4,493	6,651
Subsidies	29	81	4,140
Other	78	47	1,657
Total operating income	4,583	4,621	12,449
Operating income is composed as follows:
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the years ended
December 31, 2022, 2023 and 2024 for an amount of €4,476 thousand, €4,493 thousand and €5,668 thousand, respectively (see Note
4.9). During the year ended December 31, 2024, the Group also received an additional tax credit payment related to the 2021 tax year for an amount of €984 thousand after a claim from the Group following a clarification of "public subsidy" definition.
Subsidies
Subsidies primarily relate to the Bpifrance RNP-VIR and CARENA conditional advances, the repayments of which were partly waived by Bpifrance in June 2024, for €1,872 thousand and €2,251 thousand respectively (see Notes 3.3 and 15.7).
Other
For the year ended December 31, 2024, the line item "Other" mainly includes issuance, cancellation and depositary service fees collected from ADSs holders by Citibank, who is acting as the Group's exclusive depositary for its publicly listed and freely traded
ADSs. As part of the depositary agreement between Citibank and the Group, the latter is entitled to receive a portion of the aforementioned fees collected by Citibank.